Provision for contingencies (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Changes in provision, beginning	R$ 301,923
Changes in provision, ending	310,343	R$ 301,923
Civil [Member]
IfrsStatementLineItems [Line Items]
Changes in provision, beginning	217,845	120,165	R$ 58,514
Reversals / additions in provision	159,097	219,878	115,281
Provision for consumption	(159,927)	(122,198)	(53,630)
Changes in provision, ending	217,015	217,845	120,165
Labor [Member]
IfrsStatementLineItems [Line Items]
Changes in provision, beginning	82,511	112,074	105,737
Reversals / additions in provision	13,257	12,252	23,167
Provision for consumption	(24,013)	(41,815)	(16,830)
Changes in provision, ending	71,755	82,511	112,074
Tax [Member]
IfrsStatementLineItems [Line Items]
Changes in provision, beginning	1,567
Reversals / additions in provision	20,006	1,567
Provision for consumption
Changes in provision, ending	21,573	1,567
Total [Member]
IfrsStatementLineItems [Line Items]
Changes in provision, beginning	301,923	232,239	164,251
Reversals / additions in provision	192,360	233,697	138,448
Provision for consumption	(183,940)	(164,013)	(70,460)
Changes in provision, ending	R$ 310,343	R$ 301,923	R$ 232,239